Guarantee liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Guarantee liabilities
Schedule of activities of Group's obligations associated with the deferred guarantee income

	As of	Fair value		As of
	January 1,	of deferred guarantee income	Release of	December 31,
	2023	at inception of new loans	deferred guarantee income	2023
Xiaoying Credit Loan (RMB)	—	72,160,875	(25,563,732)	46,597,143
Xiaoying Credit Loan (USD)	—	10,163,647	(3,600,577)	6,563,070

Schedule of movement of guarantee liabilities

RMB

				Reversal of
	As of			provision for	As of
	January 1,		Released on	contingent	December 31,
	2021	Net payout(1)	expiration	liability	2021
Xiaoying Credit Loan	5,139,742	7,821,975	(12,961,717)	—	—
Internet Channel	4,649,884	(4,625,600)	—	(24,284)	—
Total	9,789,626	3,196,375	(12,961,717)	(24,284)	—

RMB

				Reversal of
	As of			provision for	As of
	January 1,		Released on	contingent	December 31,
	2022	Net payout(1)	expiration	liability	2022
Xiaoying Credit Loan	—	2,011,850	(2,011,850)	—	—
Internet Channel	—	14,000,000	—	(14,000,000)	—
Total	—	16,011,850	(2,011,850)	(14,000,000)	—

The movement of guarantee liabilities originated from guarantee services commenced in and after 2023 are as follows:

RMB

	As of		Provision for	As of
	January 1,		contingent	December 31,
	2023	Net payout(1)	liability	2023
Xiaoying Credit Loan	—	(5,613,471)	67,519,980	61,906,509

USD

	As of		Provision for	As of
	January 1,		contingent	December 31,
	2023	Net payout (1)	liability	2023
Xiaoying Credit Loan	—	(790,641)	9,509,990	8,719,349
(1)Net payouts represent the amount paid to investors or institutional funding partners upon borrowers’ default net of the amount subsequently collected from the borrower if they paid back the loan.